Related Party Transactions and Balances - Schedule of Related Parties that had Balances or Transactions (Details)	12 Months Ended
Mar. 31, 2025
Yisheng Biopharma Holdings Ltd. [Member]
Schedule of Related Parties that had Balances or Transactions [Line Items]
Relationship with LakeShore Group	An entity controlled by Yi Zhang * [1]
Apex Prospect Limited [Member]
Schedule of Related Parties that had Balances or Transactions [Line Items]
Relationship with LakeShore Group	A shareholder of LakeShore Group
Beijing Huarui Jingkai Real Estate Co., Ltd [Member]
Schedule of Related Parties that had Balances or Transactions [Line Items]
Relationship with LakeShore Group	An affiliate of Apex Prospect Limited
HaiSong Zhiyuan (Beijing) Management Consulting Co., Ltd [Member]
Schedule of Related Parties that had Balances or Transactions [Line Items]
Relationship with LakeShore Group	An entity controlled by Chairman
Beijing Yisheng Xingye Technology Co., Ltd.,[Member]
Schedule of Related Parties that had Balances or Transactions [Line Items]
Relationship with LakeShore Group	An affiliate of Yisheng Biopharma Holdings Ltd.
Yi Zhang [Member]
Schedule of Related Parties that had Balances or Transactions [Line Items]
Relationship with LakeShore Group	A shareholder of LakeShore Group
Rui Mi [Member]
Schedule of Related Parties that had Balances or Transactions [Line Items]
Relationship with LakeShore Group	Spouse of Yi Zhang

[1]	Yi Zhang was the shareholder of LakeShore Group. The entity controlled by him was the related parties of LakeShore Group.